TAX - Deferred tax, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax recognised in the balance sheet
Deferred tax asset	$ 555	$ 651	$ 344
Deferred tax liabilities	(6,082)
Deferred tax, net	5,500	(600)	(300)
Balance as of 01 January	600	300
Deferred tax for the year	7,300	100
Deferred tax relating to changes in equity	(13,200)
Additions from business combinations	(300)
Other changes	100	300	300
Balance as of 31 December	(5,500)	600	$ 300
Unused tax credits relating to prior year losses	2,200	$ 13,500
Derivative financial instruments
Deferred tax recognised in the balance sheet
Deferred tax, net	13,200
Balance as of 31 December	(13,200)
Intangible assets
Deferred tax recognised in the balance sheet
Deferred tax, net	300
Balance as of 31 December	$ (300)